GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding").

As of December 31, 2016, our fleet comprises of fourteen LNG carriers (including the Golar Grand, which we have chartered back from Golar Partners until October 2017) and one Floating Storage Regasification Unit ("FSRU") (the Golar Tundra, which we sold to Golar Partners in May 2016 but we are required to consolidate until she commences service under the WAGL charter).We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of nine vessels (excluding the Golar Grand and the Golar Tundra), and since July 6, 2016, Golar Power Limited's ("Golar Power") fleet of two LNG carriers and one newbuilding commitment. Collectively with Golar Partners and Golar Power, our combined fleet is comprised of nineteen LNG carriers and seven FSRUs.

In July 2014, we ordered our first Floating Liquefaction Natural Gas Vessel ("FLNG") based on the conversion of our existing LNG carrier, the Hilli. The Hilli is currently undergoing its FLNG conversion with an expected completion and redelivery date in 2017. We signed agreements for the conversion of the LNG carriers the Gimi and the Gandria to FLNGs in December 2014 and July 2015, respectively. While both agreements have expired, the Gimi conversion agreement was extended and we expect to agree terms for the conversion of the Gandria shortly. We are yet to lodge our final notices to proceed on either of these vessels.

We are listed on the Nasdaq under the symbol: GLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

Golar Partners

Golar Partners is our former subsidiary, which is an owner and operator of FSRUs and LNG carriers under long-term charters (defined as five years or longer from the date of the dropdown). In April 2011, we completed the initial public offering ("IPO") of Golar Partners and its listing on the Nasdaq stock exchange. As a result of the offering, our ownership interest was reduced to 65.4% (including our 2% general partner interest). Our ownership interest in Golar Partners as of December 31, 2016 and 2015 is 33.9% and 30.7%, respectively.

Under the provisions of the partnership agreement, the general partner irrevocably delegated the authority to the Partnership's board of directors to have the power to oversee and direct the operations as well as manage and determine the strategies and policies of the Partnership. During the period from the IPO in April 2011 until the time of Golar Partners' first Annual General Meeting (''AGM'') on December 13, 2012, we retained the sole power to appoint, remove and replace all members of Golar Partners' board of directors. From the first Golar Partners' AGM, the majority of the board members became electable by the common unitholders and accordingly, from this date, we no longer retain the power to control the board of Golar Partners. As a result, from December 13, 2012, Golar Partners has been considered as an affiliate entity and not as our controlled subsidiary.

Golar Power

In June 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with a private equity firm Stonepeak Infrastructure Partners ("Stonepeak"). Golar Power, offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure that was formed for the purpose of constructing and operating a combined cycle, gas fired, power plant in the State of Sergipe in Brazil ("Sergipe Project"). Please see note 14 for further details.

OneLNG

On July 25, 2016 Golar and Schlumberger B.V. ("Schlumberger") entered into an agreement to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. In accordance with the joint venture and shareholders' agreement, Golar holds 51% and Schlumberger the remaining 49% of OneLNG. Please see note 14 for further details.

Going Concern

The financial statements have been prepared on a going concern basis. As of December 31, 2016, the debt outstanding in respect of our convertible bonds, which were due to mature in March 2017, was $218.9 million. We will fund the settlement of the maturing convertible bonds with (i) the proceeds of a new margin loan facility of up to $150 million with Citibank N.A. which closed in March 2017; and (ii) available cash which includes proceeds from our recently completed convertible bond issuance in February 2017, which raised net proceeds of approximately $360.2 million.

Whilst we completed the dropdown of the Golar Tundra in May 2016 to Golar Partners, by virtue of the put option in the side agreement to the sale and purchase agreement with Golar Partners, in the event the WAGL charter does not commence by May 23, 2017, or no satisfactory mitigating arrangement is agreed, Golar Partners may require that Golar repurchase the Golar Tundra for the original purchase price agreed and paid of $330 million, less the net lease obligations under the lease agreement with CMBL and net working capital adjustments prevailing at the time of dropdown. The Golar Tundra was expected to commence operations in Ghana pursuant to the WAGL charter to serve the related LNG project in the second quarter of 2016. However, as of the current date, due to delays in that LNG project, WAGL has not been able to accept the vessel. We have, however, been informed by WAGL that they have received Parliamentary approval for its Gas Sales Agreement with the Government of Ghana, the lack of which had been the major impediment to progress of the project. We are preserving our legal rights under the charter agreement and are continuing commercial discussions with WAGL, including later start up and extension of the term. As of December 31, 2016, we reassessed the held-for-sale classification for the Golar Tundra. We concluded that, based on the positive status of the negotiations with WAGL and their progress on the Ghana project, the held-for-sale classification remains appropriate.

Furthermore, with respect to our recently formed Golar Power joint venture with Stonepeak, under the shareholders' agreement, we and Stonepeak have agreed to contribute additional funding to Golar Power, on a pro rata basis, including (i) an aggregate of $150 million in the period through to the second half of 2018; and (ii) additional amounts as may be required by Golar Power, subject to the approval of its board of directors. In connection with Golar Power’s election in October 2016 to increase its ownership interest in the Sergipe project from 25% to 50% by buying out the project developer GenPower, this is expected to result in an additional funding requirement of between $20 million to $50 million to be shared with Stonepeak, with the initial $20 million being required on financial close of the project financing for the power plant, which is expected to occur by December 31, 2017.

In connection with our joint venture OneLNG, under the joint venture and shareholders' agreement with Schlumberger, once a OneLNG project reaches final investment decision, we and Schlumberger will each be required to provide $250 million of new equity. Contributions may include intellectual property amongst other items. OneLNG and Ophir have signed a shareholders' agreement to develop a project in Equatorial Guinea. The effectiveness of the shareholders' agreement is subject to certain conditions precedent including final investment decisions by OneLNG and Ophir, securing of financing and governmental approval which may occur in the first half of 2017. Accordingly, we anticipate in the event of a final investment decision, to fund the estimated $2 billion project cost, assuming debt financing of $1.2 billion and Ophir’s investment of $150 million, OneLNG will be expected to invest approximately $650 million (this is inclusive of the aggregate of $500 million new equity required under the OneLNG shareholders' agreement). The cash contribution from the Company to the project remains uncertain as the timing of capital expenditure for the project is not yet finalized due to the payment profile of certain contracts continuing to be negotiated. Furthermore, the amount of our contribution to the project within the next twelve months will be determined by the timing of the final investment decision, which is yet to be taken. The convertible bond that we concluded in February 2017 will contribute towards our 51% share of the equity contribution into OneLNG in the 2017 to 2020 period. Credit can be expected for both the intellectual property and the LNG carrier Gandria contributed by Golar into the Equatorial Guinea project.

To address our anticipated working capital requirements over the next 12 months, we remain in ongoing negotiations with financial institutions for the refinancing of one or more of our vessels. However, given the challenging market conditions, albeit signs of an anticipated recovery have been observed, timing of these refinancings remains uncertain. While we believe we will be able to obtain the necessary funds from these refinancings, we cannot be certain that the proposed new credit facilities will be executed in time or at all. However, we have a track record of successfully financing and refinancing our vessels, even in the absence of term charter coverage, and our recent success has included the refinancing of the Golar Crystal in March 2017, in connection with which we raised an additional $9.2 million in additional cash and also allowed the release of $6.8 million from restricted cash. In addition to vessel refinancing, if market and economic conditions are favorable, we may also consider issuance of corporate debt or equity to increase liquidity, as demonstrated by our recent equity offering in November 2016 and convertible bond offering in February 2017.
Accordingly, we believe that, based on our plans as outlined above, we will have sufficient facilities to meet our anticipated liquidity requirements for our business for at least the next twelve months as of May 1, 2017 and that our working capital is sufficient for our present requirements. While we cannot be certain of execution or timing of all or any of the above financings, we are confident of our ability to do so. Furthermore, we have performed stress testing of our forecast cash reserves under extreme and largely theoretical scenarios, which include assumptions such as $nil revenue contributions from our fleet, full operating costs and maintaining our dividend payments based on our most recent payout, and accordingly are confident of our ability to manage through the near term cash requirements.